REINSURANCE AGREEMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
Reinsurance Disclosures Tables [Abstract]
Schedule Of Effect Of Reinsurance [Table Text Block]
	2012	2011	2010

	(In Millions)

Direct premiums	$873	$908	$903
Reinsurance assumed	219	210	213
Reinsurance ceded	(578)	(585)	(586)
Premiums	$514	$533	$530

Universal Life and Investment-type Product Policy Fee Income Ceded	$234	$221	$210
Policyholders' Benefits Ceded	$667	$510	$536

Schedule Of Net Incurred Benefits And Benefits Paid For Individual DI And Major Medical Policies [Table Text Block ]
	2012	2011	2010

	(In Millions)

Incurred benefits related to current year	$16	$24	$30
Incurred benefits related to prior years	14	18	10
Total Incurred Benefits	$30	$42	$40

Benefits paid related to current year	$21	$15	$12
Benefits paid related to prior years	16	24	30
Total Benefits Paid	$37	$39	$42